PROPERTY AND EQUIPMENT (Details) - Property, Plant and Equipment - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 65,387	$ 62,703	$ 58,740
Less accumulated depreciation	(52,543)	(49,683)	(33,874)
Property and equipment, net	12,844	13,020	24,866
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	57,584	54,900	50,937
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 7,803	$ 7,803	$ 7,803